As filed with the Securities and Exchange                     File No. 333-05173
Commission on August 1, 2000                                  File No. 811-7651

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 13

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 14

                         AETNA VARIABLE PORTFOLIOS, INC.


             151 Farmington Avenue TS31, Hartford, Connecticut 06156
                                 (860) 275-3252

                            Michael Gioffre, Counsel

          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:



              X   immediately upon filing pursuant to paragraph (b).
            ----

                                  PARTS A AND B


The Prospectus and Statement of Additional Information are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 13 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on May 1, 2000.

                           Aetna Variable Fund d/b/a
                          AETNA GROWTH AND INCOME VP

                       Aetna Variable Encore Fund d/b/a
                             AETNA MONEY MARKET VP

                           Aetna Income Shares d/b/a
                                 AETNA BOND VP

                            AETNA BALANCED VP, INC.

                       AETNA GENERATION PORTFOLIOS, INC.

                        AETNA VARIABLE PORTFOLIOS, INC.

                        Supplement Dated August 1, 2000


The information below supplements the information contained in the Aetna Variable Fund d/b/a Aetna Growth and Income VP Prospectus, Aetna Variable Encore Fund d/b/a Aetna Money Market VP Prospectus, Aetna Income Shares d/b/a Aetna Bond VP Prospectus, Aetna Balanced VP, Inc. Prospectus, Aetna Generation Portfolios, Inc. Prospectus and Aetna Variable Portfolios, Inc. Prospectus, each dated May 1, 2000. This Supplement should be read with each Prospectus.

Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Funds and Portfolios, is an indirect wholly owned subsidiary of Aetna Inc. ("Aetna"). Aetna has entered into an agreement to sell certain of its businesses, including Aeltus, to ING Groep N.V. ("ING"), an integrated financial services provider.

Consummation of the transaction is subject to a number of contingencies, including regulatory and shareholder approvals and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of Aeltus and, therefore, constitute an assignment of the Funds or Portfolios' investment advisory agreements, which would result in a termination of those agreements. Consequently, it is anticipated that Aeltus will seek approval of new agreements from the Boards of the Funds, and the shareholders of each Fund or Portfolio prior to consummation of the transaction. The transaction is targeted to close by the end of 2000.



X.Aetna.00                                                    August 2000

                         AETNA VARIABLE PORTFOLIOS, INC.

                        AETNA GENERATION PORTFOLIOS, INC.

                        Aetna Variable Encore Fund d/b/a
                              AETNA MONEY MARKET VP

                             AETNA BALANCED VP, INC.

                            Aetna Income Shares d/b/a
                                  AETNA BOND VP

                            Aetna Variable Fund d/b/a
                           AETNA GROWTH AND INCOME VP

                         Supplement dated August 1, 2000

The information in this Supplement amends the information contained in the Statement of Additional Information ("Statement") dated May 1, 2000. This Supplement should be read with the Statement.

The following replaces the biographical information in the section entitled "Trustees and Officers" on pages 24 through 26 of the Statement:

----------------------------------------------------------------------------------------------------------------
                                                                   Principal Occupation During Past Five
          Name,                      Position(s) Held            Years (and Positions held with Affiliated
     Address and Age                  With each Fund             Persons or Principal Underwriters of the Fund)
----------------------------------------------------------------------------------------------------------------
J. Scott Fox*                     Trustee and President          Director, Managing Director, Chief Operating
10 State House Square             (Principal Executive Officer)  Officer, Chief Financial Officer, Aeltus
Hartford, Connecticut                                            Investment Management, Inc., October 1997 to
Age 45                                                           present; Director and Senior Vice President,
                                                                 Aetna Life Insurance and Annuity Company, March
                                                                 1997 to February 1998; Director, Managing
                                                                 Director, Chief Operating Officer, Chief
                                                                 Financial Officer and Treasurer, Aeltus, April
                                                                 1994 to March 1997.
----------------------------------------------------------------------------------------------------------------
Wayne F. Baltzer                  Vice President                 Vice President, Aeltus Capital, Inc., May 1998
10 State House Square                                            to present.
Hartford, Connecticut
Age 56
----------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.           Trustee                        Professor, Middle Tennessee State University,
3029 St. Johns Drive                                             1991 to present.
Murfreesboro, Tennessee
Age 59
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Stephanie A. DeSisto              Vice President,                Vice President, Mutual Fund Accounting, Aeltus
10 State House Square             Treasurer and Chief            Investment Management, Inc., November 1995 to
Hartford, Connecticut             Financial Officer (Principal   present; Director, Mutual Fund Accounting,
Age 46                            Financial and Accounting       Aetna Life Insurance and Annuity Company,
                                  Officer)                       August 1994 to November 1995.
----------------------------------------------------------------------------------------------------------------
Maria T. Fighetti                 Trustee                        Manager/Attorney, Health Services, New York City
325 Piermont Road                                                Department of Mental Health, Mental Retardation
Closter, New Jersey                                              and Alcohol Services, 1973 to present.
Age 56
------------------------------------------------------------------------------------------------------------------
David L. Grove                    Trustee                        Private Investor; Economic/Financial Consultant,
5 The Knoll                                                      December 1985 to present.
Armonk, New York
Age 82
------------------------------------------------------------------------------------------------------------------
John Y. Kim*                      Trustee                        Director, President, Chief Executive Officer,
10 State House Square                                            Chief Investment Officer, Aeltus Investment
Hartford, Connecticut                                            Management, Inc., December 1995 to present;
Age 39                                                           President and Chief Investment Officer, Aetna
                                                                 Life Insurance and Annuity Company, May 2000 to
                                                                 present; Director, Aetna Life Insurance and
                                                                 Annuity Company, February 1995 to present; Senior
                                                                 Vice President, Aetna Life Insurance and Annuity
                                                                 Company, September 1994 to May 2000.
------------------------------------------------------------------------------------------------------------------
Sidney Koch                       Trustee                        Financial Adviser, self-employed, January 1993
455 East 86th Street                                             to present.
New York, New York
Age 65
------------------------------------------------------------------------------------------------------------------
Frank Litwin                      Vice President                 Managing Director, Aeltus Investment Management,
10 State House Square                                            Inc., August 1997 to present; Managing Director,
Hartford, Connecticut                                            Aeltus Capital, Inc., May 1998 to present; Vice
Age 50                                                           President, Fidelity Investments Institutional
                                                                 Services Company, April 1992 to August 1997.
------------------------------------------------------------------------------------------------------------------
Shaun P. Mathews*                 Trustee                        Vice President/Senior Vice President,
151 Farmington Avenue                                            Aetna Life Insurance and Annuity Company, March
Hartford, Connecticut Age 44                                     1991 to present; Director, Aetna Investment
                                                                 Services, Inc., July 1993 to present; Senior
                                                                 Vice President, Aetna Investment Services, Inc.,
                                                                 July 1993 to February, 1999.
------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard                Trustee                        Dean of the Barney School of Business, University
556 Wormwood Hill                                                of Hartford (West Hartford, CT), August 1996 to
Mansfield Center, Connecticut                                    present; Professor, Accounting and Dean of the
Age 62                                                           School of Management, SUNY Binghamton
                                                                 (Binghamton, NY), August 1993 to August 1996.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Richard G. Scheide                Trustee                        Trust and Private Banking Consultant, David Ross
11 Lily Street                                                   Palmer Consultants, July 1991 to present.
Nantucket, Massachusetts
Age 71
------------------------------------------------------------------------------------------------------------------


The following replaces the first paragraph in the section entitled "Control Persons and Principal Shareholders" on page 27 of the Statement:

As of June 30, 2000, Aetna Life Insurance and Annuity Company (Aetna) and its affiliates owned 99.10% of the shares of AVPI, 98.74% of the shares of AGPI, 96.57% of the shares of Money Market, 98.60% of the shares of Balanced, 96.89% of the shares of Bond VP and 97.78% of the shares of Growth and Income which were allocated to variable annuity and variable life insurance separate accounts to fund obligations under VA Contracts and VLI Policies. Contract holders in these separate accounts are provided the right to direct the voting of Fund or Portfolio shares at shareholder meetings. Aetna and its affiliates vote the shares that they own in these separate accounts in accordance with contract holders' directions. Undirected shares of a Fund or Portfolio will be voted for each account in the same proportion as directed shares.

The following replaces the section entitled "Principal Underwriter" on page 32 of the Statement:

Effective August 1, 2000, the Board approved a change of the principal underwriter from Aetna Life Insurance and Annuity Company to Aetna Investment Services, Inc. (AISI). AISI is a Connecticut corporation, and is an indirect wholly owned subsidiary of Aetna Inc. AISI's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Shares of the Funds and Portfolios are offered on a continuous basis. As principal underwriter for each Fund, AISI has agreed to use its best efforts to distribute the shares of each Fund or Portfolio thereof.


                                                                     August 2000

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

         (a.1)    Articles of Incorporation (June 4, 1996)(1)

         (a.2)    Articles of Amendment (October 15, 1996)(2)

         (a.3)    Articles Supplementary (October 29, 1997)(3)

         (a.4)    Articles of Amendment (May 1, 1998)(4)

         (a.5)    Articles of Amendment (April 1, 1999)(5)


         (a.6)    Articles Supplementary (February 9, 2000)(6)


         (b)      Amended Bylaws(2)

         (c) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation which are incorporated by reference)(1)


         (d.1) Investment Advisory Agreement between Aeltus Investment Management, Inc. (Aeltus) and Aetna Variable Portfolios, Inc.
                  (AVPI), on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Real Estate Securities VP and Aetna Technology VP(6)

         (d.2) Subadvisory Agreement between Elijah Asset Management, Inc. and AVPI on behalf of Aetna Technology VP(6)

         (e) Form of Underwriting Agreement between AVPI and Aetna Investment Services, Inc. (AISI)


         (f)      Directors' Deferred Compensation Plan(3)

         (g.1) Custodian Agreement between AVPI and Mellon Bank, N.A. for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(2)

         (g.2) Amendment to Custodian Agreement between AVPI and Mellon Bank, N.A. for Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna High Yield VP and Aetna Real Estate Securities VP(3)


         (g.3) Amendment to Custodian Agreement between AVPI and Mellon Bank, N.A. for Aetna Technology VP(6)


         (g.4) Custodian Agreement between AVPI and Brown Brothers Harriman & Co. for Aetna International VP(4)


         (h.1) Administrative Services Agreement between Aeltus and AVPI on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP and Aetna Real Estate Securities VP(7)

         (h.2) Amendment to Administrative Services Agreement between Aeltus and AVPI on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP and Aetna Real Estate Securities VP(6)

         (h.3) Amendment No. 3 to Administrative Services Agreement between Aeltus and AVPI on behalf of Aetna Technology VP(6)

         (h.4)    License Agreement(2)

         (i)      Opinion and Consent of Counsel

         (j)      Consent of Independent Auditors

         (k)      Not applicable

         (l.1) Agreement re: Initial Contribution to Working Capital for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(2)

         (l.2) Agreement re: Initial Contribution to Working Capital for Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna High Yield VP, Aetna Real Estate Securities VP and Aetna International VP(8)

         (m)      Not applicable

         (n)      Not applicable

         (o)      Not applicable

         (p.1)    Aeltus Code of Ethics

         (p.2)    Aetna Mutual Funds Code of Ethics

         (p.3)    Elijah Asset Management, LLC Code of Ethics

         (q.1)    Power of Attorney (November 6, 1998)(9)

         (q.2)    Authorization for Signatures(8)

1. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission (SEC) on June 4, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on March 7, 1997.

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on February 26, 1998.

4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 27, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 27, 1999.

6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 25, 2000.

7. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on February 10, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 17, 1998.

Item 24. Persons Controlled by or Under Common Control


       Registrant is a Maryland corporation for which separate financial statements are filed. As of June 30, 2000, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, had the following interest in the portfolios of the Registrant, through direct ownership or through one of Aetna's separate accounts:



                                                        % Aetna
                                                        -------
              Aetna Growth VP                            100.00%
              Aetna International VP                     100.00%
              Aetna Small Company VP                      99.65%
              Aetna Value Opportunity VP                  99.85%
              Aetna Technology VP                        100.00%
              Aetna Real Estate Securities VP            100.00%
              Aetna High Yield VP                        100.00%
              Aetna Index Plus Bond VP                   100.00%
              Aetna Index Plus Large Cap VP               98.40%
              Aetna Index Plus Mid Cap VP                100.00%
              Aetna Index Plus Small Cap VP              100.00%


       Aetna is an indirect wholly owned subsidiary of Aetna Inc.


       A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No. 333-37448), as filed with the Securities and Exchange Commission on May 19, 2000.


Item 25. Indemnification


       Article 10, Section (iv) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.


       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26. Business and Other Connections of Investment Adviser


       The investment adviser, Aeltus, is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as the investment adviser to certain private accounts.


       The following table summarizes the business connections of the directors and principal officers of the investment adviser.


-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Dec. 31, 1997/Addresses*
                               -----------------------          ------------------------------
-------------------------------------------------------------------------------------------------------------------------
John Y. Kim                    Director, President, Chief       Director, President and Chief Investment Officer (since
                               Executive Officer, Chief         May 2000) - Aetna; Director (February 1995 - March
                               Investment Officer               1998) - Aetna; Director, President, Chief Executive
                                                                Officer, Chief Investment Officer (since May 1996) -
                                                                Aeltus Trust Company; Senior Vice President (September 1994
                                                                - May 2000) - Aetna.

J. Scott Fox                   Director, Managing Director,     Vice President (April 1997 - April 1998) - Aetna
                               Chief Operating Officer, Chief   Retirement Services, Inc.; Director and Senior Vice
                               Financial Officer                President (March 1997 - February 1998) - Aetna.

Thomas J. McInerney            Director                         Director (since February 1998) and President (since
                                                                August 1997) - Aetna Retirement Services, Inc.;
                                                                Director and President (September 1997 - May 2000) -
                                                                Aetna; Executive Vice President (since August 1997) -
                                                                Aetna Inc.

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Dec. 31, 1997/Addresses*
                               -----------------------          ------------------------------
-------------------------------------------------------------------------------------------------------------------------
Catherine H. Smith             Director                         Director (since March 1999), Senior Vice President
                                                                (since April 1999), Chief Financial Officer (since
                                                                February 1998) - Aetna Retirement Services, Inc.;
                                                                Director, Senior Vice President and Chief Financial
                                                                Officer (since February 1998) - Aetna; Vice President,
                                                                Strategy, Finance and Administration, Financial
                                                                Relations (September 1996 - February 1998) - Aetna Inc.
Stephanie A. DeSisto           Vice President

Brian K. Kawakami              Vice President,
                               Chief Compliance Officer

Neil Kochen                    Managing Director,
                               Chief Investment Officer,
                               Equity Investments

Frank Litwin                   Managing Director,
                               Retail Marketing and Sales

L. Charles Meythaler           Managing Director,
                               Institutional Marketing
                               and Sales

James Sweeney                  Managing Director,
                               Fixed Income Investments


     * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters


     (a) In addition to serving as the principal underwriter for the Registrant, AISI also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund and Aetna Generation Portfolios, Inc. (all management investment companies registered under the 1940 Act).


     (b) The following are the directors and principal officers of the
         Underwriter:


     Name and Principal        Positions and Offices with Principal          Positions and Offices
     Business Address*         Underwriter                                       with Registrant
     ------------------        ------------------------------------          ---------------------
     Maureen M. Gillis         Director and President                        None
     Allan Baker               Director and Senior Vice President            None
     Robert L. Francis         Director and Senior Vice President            None
     Marie Augsberger          Senior Vice President                         None
     Steven A. Haxton          Senior Vice President                         None
     Gary  J. Hegedus          Senior Vice President                         None
     Deborah Koltenuk          Vice President, Treasurer and Chief           None
                               Financial Officer
     Therese Squillacote       Vice President and Chief Compliance Officer   None
     John F. Todd              Corporate Secretary and Counsel               None

*    The principal business address of all directors and officers listed is 151 Farmington Avenue,
     Hartford, Connecticut 06156.


     (c) Not applicable

Item 28. Location of Accounts and Records

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Portfolios, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 1st day of August, 2000.


                                               AETNA VARIABLE PORTFOLIOS, INC.
                                               -------------------------------
                                               Registrant

                                               By: J. Scott Fox*
                                               -------------------------------
                                                   J. Scott Fox
                                                   President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                              Title                                            Date
---------                              -----                                            ----
J. Scott Fox*                          President and Director
-------------------------------------  (Principal Executive Officer)                 )
J. Scott Fox                                                                         )
                                                                                     )
Albert E. DePrince, Jr.*               Director                                      )
-------------------------------------                                                )
Albert E. DePrince, Jr.                                                              )
                                                                                     )
Maria T. Fighetti*                     Director                                      )   August 1,
-------------------------------------                                                )
Maria T. Fighetti                                                                    )   2000
                                                                                     )
David L. Grove*                        Director                                      )
-------------------------------------                                                )
David L. Grove                                                                       )
                                                                                     )
John Y. Kim*                           Director                                      )
-------------------------------------                                                )
John Y. Kim                                                                          )
                                                                                     )
Sidney Koch*                           Director                                      )
-------------------------------------                                                )
Sidney Koch                                                                          )
                                                                                     )
Shaun P. Mathews*                      Director                                      )
-------------------------------------                                                )
Shaun P. Mathews                                                                     )

Signature                              Title                                            Date
---------                              -----                                            ----
Corine T. Norgaard*                    Director                                      )
-------------------------------------                                                )
Corine T. Norgaard                                                                   )
                                                                                     )
Richard G. Scheide*                    Director                                      )
-------------------------------------                                                )
Richard G. Scheide                                                                   )
                                                                                     )
Stephanie A. DeSisto*                  Treasurer and Chief Financial Officer         )
-------------------------------------  (Principal Financial and Accounting Officer)  )
Stephanie A. DeSisto



By:   /s/ Michael Gioffre
      -----------------
      *Michael Gioffre
       Attorney-in-Fact


* Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on December 17, 1998.

                         Aetna Variable Portfolios, Inc.
                                  EXHIBIT INDEX


Exhibit No.     Exhibit                                                             Page
-----------     -------                                                             ----

99-(e)          Form of Underwriting Agreement between AVPI and Aetna
                Investment Services, Inc. (AISI)
                                                                                ------------------
99-(i)          Opinion and Consent of Counsel
                                                                                ------------------
99-(j)          Consent of Independent Auditors
                                                                                ------------------
99-(p.1)        Aeltus Code of Ethics
                                                                                ------------------
99-(p.2)        Aetna Mutual Funds Code of Ethics
                                                                                ------------------
99-(p.3)        Elijah Asset Management, LLC Code of Ethics
                                                                                ------------------